CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Current assets
Cash and cash equivalents	$ 190,942	$ 235,734	$ 199,388
Financial assets	19,400	103,514	107,992
Accounts and other receivable, net	127,453	222,629	204,825
Vessels and equipment classified as held for sale	5,800	7,500	15,374
Inventory	26,601	16,308	18,581
Due from related parties	978	9,980	0
Other assets	43,668	37,326	16,844
Total current assets	414,842	632,991	563,004
Non-current assets
Financial assets	45,740	36,372	0
Accounts and other receivable, net	0	0	17,276
Vessels and equipment	2,869,395	3,029,415	3,025,716
Advances on newbuilding contracts	51,918	127,335	297,100
Equity-accounted investments	237,469	241,731	232,216
Deferred tax assets	0	5,153	7,000
Other assets	138,247	185,521	218,813
Goodwill	127,113	127,113	127,113
Total non-current assets	3,469,882	3,752,640	3,925,234
Total assets	3,884,724	4,385,631	4,488,238
Current liabilities
Accounts payable and other	249,297	286,295	256,114
Other financial liabilities	34,679	198,985	21,697
Borrowings	407,274	362,079	353,238
Due to related parties	0	16,126	37,810
Total current liabilities	691,250	863,485	668,859
Non-current liabilities
Accounts payable and other	49,253	128,671	222,659
Other financial liabilities	188,658	144,350	164,511
Borrowings	2,056,753	2,397,638	2,407,649
Due to related parties	797,432	605,888	423,625
Deferred tax liabilities	700	700	3,133
Total non-current liabilities	3,092,796	3,277,247	3,221,577
Total liabilities	3,784,046	4,140,732	3,890,436
EQUITY
Accumulated other comprehensive income	2,811	4,071	4,410
Non-controlling interests in subsidiaries	18,708	17,890	29,794
Total equity	100,678	244,899	597,802
Total liabilities and equity	3,884,724	4,385,631	4,488,238
Limited partners | Common units
EQUITY
Issued capital	0	0	169,737
Limited partners | Class A common units
EQUITY
Issued capital	(4,539)	(2,505)	0
Limited partners | Class B common units
EQUITY
Issued capital	(314,153)	(157,897)	0
Limited partners | Preferred units
EQUITY
Issued capital	392,248	376,512	384,274
General partner
EQUITY
Issued capital	$ 5,603	$ 6,828	$ 9,587

[1]	See Note 2i for further details.